Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenues	$ 121,038,735	$ 122,026,302
Media costs	60,250,973	58,461,333
Gross profit	60,787,762	63,564,969
Operating expenses
Sales and marketing (note 18)	24,042,497	22,274,113
Technology (notes 12 and 18)	16,804,963	12,680,460
General and administrative (note 18)	14,753,447	8,838,230
Share-based compensation (note 8)	5,850,615	4,132,017
Depreciation and amortization	4,853,009	5,057,117
Operating expense excluding cost of sales	66,304,531	52,981,937
Income (loss) from operations	(5,516,769)	10,583,032
Finance costs (note 9)	544,344	1,053,282
Foreign exchange gain	(6,269,843)	(3,374,098)
Other gains (losses)	(5,725,499)	(2,320,816)
Net income before income taxes	208,730	12,903,848
Income taxes (note 17)	962,167	1,150,917
Net income (loss) for the year	$ (753,437)	$ 11,752,931
Basic and diluted net income (loss) per share (note 10) (in CAD per share)	$ (0.01)	$ 0.20
Other Comprehensive Income (Loss)
Exchange gain (loss) on translating foreign operations	$ (900,899)	$ 31,169
Comprehensive income (loss) for the year	(1,654,336)	11,784,100
Managed services [member]
Revenue
Revenues	80,978,396	91,807,683
Self-service [member]
Revenue
Revenues	$ 40,060,339	$ 30,218,619